Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Cash Payments

The Company’s contractual license obligations that will require future cash payments as of December 31, 2014 are as follows, in thousands:

Year Ending December 31,
2015	$478
2016	150
2017	150
2018	150
2019	150
Thereafter	530

Total	$1,608

Company's Future Minimum Payments

At December 31, 2014, the Company’s future minimum payments required under operating leases are as follows, in thousands:

Year Ending December 31,
2015	$119
2016	119
2017	117
2018	120
2019	30
Thereafter	—

Total	$505